EQUIPMENT - Schedule of Equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 3,045,183	$ 2,785,581	$ 2,582,163
Accumulated Depreciation	2,373,810	2,185,454	2,011,788
Net Book Value	671,373	600,127	570,375
Exploration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,282,277	2,067,077	2,034,869
Accumulated Depreciation	1,802,719	1,682,822	1,591,813
Net Book Value	479,558	384,255	443,056
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	762,906	718,504	547,294
Accumulated Depreciation	571,091	502,632	419,975
Net Book Value	$ 191,815	$ 215,872	$ 127,319